Acquisitions - Purchase Price Allocation (Details) - Synnve Knutsen $ in Thousands	Jul. 01, 2022 USD ($)
Acquisitions
Purchase consideration	$ 37,907
Less: Fair value of net assets acquired:
Vessel and equipment	119,119
Cash	5,702
Inventories	291
Derivatives assets (liabilities)	958
Others current assets	211
Amounts due from related parties	53
Long-term debt	(87,661)
Deferred debt issuance	592
Trade accounts payable	(160)
Accrued expenses	(694)
Amounts due to related parties	(503)
Income tax payable	(1)
Subtotal	$ 37,907